Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Current Prepayments And Current Accrued Income Including Current Contract Assets [Abstract]
Summary of Prepayments

	June 30,
	2022	2021
Deferred share issuance costs	$—	$2,175,347
Prepayments of inventory components	1,619,629	—
Prepaid general and administrative expenses	5,737,288	362,860
Total	$7,356,917	$2,538,207